Consolidated Statements of Changes in Shareholders' Equity - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2020		$ 2,125	$ 488,198	$ 4,367,894	$ 4,858,217
Balance, shares at Dec. 31, 2020	[1]	21,250,000
Net income				3,568,968	3,568,968
Balance at Dec. 31, 2021		$ 2,125	488,198	7,936,862	8,427,185
Balance, shares at Dec. 31, 2021	[1]	21,250,000
Net income				3,685,000	3,685,000
Balance at Dec. 31, 2022		$ 2,125	$ 488,198	$ 11,621,862	$ 12,112,185
Balance, shares at Dec. 31, 2022	[1]	21,250,000

[1]	Gives retroactive effect to reflect the reorganization in August 2022.